CANADIAN DEVELOPMENT PROPERTIES - Changes in the Canadian Development Properties Balance (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Changes in investment property [abstract]
Fair value adjustments	$ 0	$ (440)
Canadian development properties
Changes in investment property [abstract]
Beginning balance	136,413	133,250
Development expenditures	29,415	12,686
Fair value adjustments	0	(440)
Translation adjustment	3,935	(9,083)
Ending balance	$ 169,763	$ 136,413
Closing foreign exchange rate (USD/CAD)	1.3226	1.3544	1.2678